VESSELS, DEFERRED DRYDOCK AND OTHER PROPERTY (Breakdown of Vessel Carrying Value) (Details) $ in Thousands			12 Months Ended
	Jan. 14, 2014 property	Jan. 12, 2014 property	Dec. 31, 2015 USD ($) property		Dec. 31, 2014 USD ($) property	Mar. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Property, Plant and Equipment [Line Items]
Accumulated Depreciation			$ (736,874)			$ (768,511)
Net Carrying Value			2,084,859		$ 2,213,217	$ 2,052,968
Number of owned vessels | property	46	33
Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Cost			2,799,007		2,804,179		$ 2,784,023	$ 3,307,813
Accumulated Depreciation			(718,349)		(603,603)		(495,391)	(591,256)
Net Carrying Value			2,080,658		2,200,576		$ 2,288,632	$ 2,716,557
Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Cost			2,799,007		2,804,179
Accumulated Depreciation			(718,349)		(603,603)
Net Carrying Value			$ 2,080,658		$ 2,200,576
Average Vessel Age			10 years 6 months		9 years 6 months
Number of owned vessels | property			56		57
1 Ultra Large Crude Carriers and 8 Very Large Crude Carriers and 7 Aframaxes and 8 Panamaxes [Member] | Oin Revolver Facility And Oin Secured Term Loan [Member]
Property, Plant and Equipment [Line Items]
Secured debt			$ 778,830
1 Aframax, 4 Panamaxes and 12 Handysize Product Carriers [Member]. | Oin Revolver Facility And Oin Secured Term Loan [Member]
Property, Plant and Equipment [Line Items]
Secured debt			451,166
1 Handysize Product Carrier, 8 Articulated Tug Barge (ATB) and 3 Handysize Product Carriers [Member] | OBS Term Loan and OBS ABL Facility [Member]
Property, Plant and Equipment [Line Items]
Secured debt			489,135
International Crude Tankers Segment [Member]
Property, Plant and Equipment [Line Items]
Pledged collateral market value over carrying value difference			29,851
International Crude Tankers Segment [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Cost			1,080,693		$ 1,080,035
Accumulated Depreciation			(301,863)		(260,985)
Net Carrying Value			$ 778,830	[1],[2]	$ 819,050
Average Vessel Age			11 years 3 months 18 days		10 years 3 months 18 days
Number of owned vessels | property			24		24
International Crude Tankers Segment [Member] | Operating Segments [Member] | Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Net Carrying Value			$ 158,434
International Crude Tankers Segment [Member] | Operating Segments [Member] | Very Large Crude Carrier Including Ultra Large Crude Carrier [Member]
Property, Plant and Equipment [Line Items]
Cost			681,834		$ 681,743
Accumulated Depreciation			(211,153)		(187,139)
Net Carrying Value			$ 470,681		$ 494,604
Average Vessel Age			11 years 1 month 6 days		10 years 1 month 6 days
Number of owned vessels | property			9		9
International Crude Tankers Segment [Member] | Operating Segments [Member] | Aframaxes [Member]
Property, Plant and Equipment [Line Items]
Cost			$ 270,246		$ 269,728
Accumulated Depreciation			(76,597)		(66,800)
Net Carrying Value			$ 193,649		$ 202,928
Average Vessel Age			10 years 7 months 6 days		9 years 7 months 6 days
Number of owned vessels | property			7		7
International Crude Tankers Segment [Member] | Operating Segments [Member] | Panamaxes [Member]
Property, Plant and Equipment [Line Items]
Cost			$ 128,613		$ 128,564
Accumulated Depreciation			(14,113)		(7,046)
Net Carrying Value			$ 114,500		$ 121,518
Average Vessel Age			13 years 3 months 18 days		12 years 3 months 18 days
Number of owned vessels | property			8		8
International Crude Tankers Segment [Member] | OBS Term Loan and OBS ABL Facility [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, fair value			$ 128,583
International Product Carriers Segment [Member]
Property, Plant and Equipment [Line Items]
Pledged collateral market value over carrying value difference			61,441
International Product Carriers Segment [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Cost			562,198		$ 568,081
Accumulated Depreciation			(103,094)		(80,589)
Net Carrying Value			$ 459,104	[2],[3]	$ 487,492
Average Vessel Age			8 years 1 month 6 days		7 years 8 months 12 days
Number of owned vessels | property			18		19
International Product Carriers Segment [Member] | Operating Segments [Member] | Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Net Carrying Value			$ 289,691
International Product Carriers Segment [Member] | Operating Segments [Member] | Aframaxes [Member]
Property, Plant and Equipment [Line Items]
Cost			73,681		$ 73,681
Accumulated Depreciation			(3,896)		(1,191)
Net Carrying Value			$ 69,785		$ 72,490
Average Vessel Age			1 year 4 months 24 days		4 months 24 days
Number of owned vessels | property			1		1
International Product Carriers Segment [Member] | Operating Segments [Member] | Panamaxes [Member]
Property, Plant and Equipment [Line Items]
Cost			$ 197,137		$ 196,472
Accumulated Depreciation			(47,182)		(39,519)
Net Carrying Value			$ 149,955		$ 156,953
Average Vessel Age			7 years 1 month 6 days		6 years 1 month 6 days
Number of owned vessels | property			4		4
International Product Carriers Segment [Member] | Operating Segments [Member] | Handysize Product Carrier Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost			$ 291,380		$ 297,928
Accumulated Depreciation			(52,016)		(39,879)
Net Carrying Value			$ 239,364		$ 258,049
Average Vessel Age			10 years 2 months 12 days		9 years 9 months 18 days
Number of owned vessels | property			13		14
International Product Carriers Segment [Member] | OBS Term Loan and OBS ABL Facility [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, fair value			$ 228,250
U.S. Flag Segment [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Cost			1,156,116		$ 1,156,063
Accumulated Depreciation			(313,392)		(262,029)
Net Carrying Value			$ 842,724	[4]	$ 894,034
Average Vessel Age			8 years 4 months 24 days		7 years 4 months 24 days
Number of owned vessels | property			14		14

[1]	Includes one ULCC, eight VLCCs, seven Aframaxes and eight Panamaxes that are pledged as collateral under both the OIN Revolver Facility due on February 5, 2019 and the OIN Secured Term Loan due on August 5, 2019 with an aggregate carrying value of $778,830.
[2]	The International Flag Crude Tankers segment and the International Flag Product Carriers segment include vessels with an aggregate carrying value of $158,434 and $289,691, respectively, which the Company believes exceeds their aggregate market values of approximately $128,583 and $228,250, by $29,851 and $61,441, respectively.
[3]	Includes one Aframax, four Panamaxes and 12 Handysize Product Carriers that are pledged as collateral under both the OIN Revolver Facility and the OIN Secured Term Loan with an aggregate carrying value of $451,166.
[4]	Includes one Handysize Product Carrier and eight ATB tug barge units that are pledged as collateral under the OBS ABL Facility due on February 5, 2019 and three Handysize Product Carriers that are pledged as collateral under the OBS Term Loan due on August 5, 2019. The OBS Term Loan has a second lien on the vessels pledged under the OBS ABL Facility and the OBS ABL Facility has a second lien on the vessels pledged under the OBS Term Loan. Vessels pledged as collateral under the OBS Term Loan and OBS ABL Facility have aggregate carrying values of $489,135. (See Note 10, "Debt," to these consolidated financial statements for additional information regarding secured loan facilities).